Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
HARTFORD SMALL CAP CORE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD SMALL CAP CORE FUND
Supplement [Text Block]	hmfic_SupplementTextBlock

AUGUST 30, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD SMALL CAP CORE FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED AUGUST 9, 2018

AND

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH AUGUST 9, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

At a meeting held on August 7-8, 2018, the Board of Directors of The Hartford Mutual Funds, Inc. approved a reduction to the management fee schedule and changes to certain expense reimbursement arrangements for Hartford Small Cap Core Fund effective September 1, 2018. Effective September 1, 2018, the management fee of Hartford Funds Management Company, LLC (“HFMC”) set forth in the investment management agreement with respect to Hartford Small Cap Core Fund will be as follows: 0.7000% of the first $500 million, 0.6500% of the next $500 million, 0.6000% of the next $2 billion, 0.5900% of the next $2 billion, 0.5800% of the next $5 billion, and 0.5700% in excess of $10 billion annually of the Fund’s average daily net assets. In addition, effective September 1, 2018, HFMC has also contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses for Hartford Small Cap Core Fund as follows: 1.30% (Class A), 1.30% (Class T), 2.05% (Class C), 1.00% (Class I), 1.50% (Class R3), 1.20% (Class R4), 0.90% (Class R5), 0.80% (Class R6), 0.85% (Class Y) and 0.80% (Class F). This contractual arrangement will remain in effect until February 29, 2020 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.